Average Annual Total Returns - Class P3 Shares - Voya Strategic Income Opportunities Fund	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Bloomberg Barclays U.S. Universal Bond Index Since Inception
Total	1.44%	4.54%		3.96%	Nov. 02, 2012	(0.19%)	2.72%		2.32%	0.87%	2.67%		2.30%	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.